VIA EDGAR

February 23, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Putnam Diversified Income Trust II (Reg. No. 33-55791)
     (811-0722) (the "Fund") Post-Effective Amendment No. 2 to
     Registration Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 2 to the Fund's Registration Statement, respectively, on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 16, 1996.

     Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 1105.

                         Very truly yours,

                         Putnam Diversified Income Trust II

                              /s/ Gordon H. Silver
                         By:  --------------------------
                              Gordon H. Silver
                              Vice President

cc:  John Kingston, Esq.